Property Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property Plant and Equipment
Property Plant and Equipment

Note 18

Property Plant and Equipment

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2023
Beginning of financial year	282,282	9,261	536	356,163	648,242
Acquisition of businesses	296,536	171	599	144,219	441,525
Additions	227	—	3	73,169	73,399
Disposals	(8,002)	(291)	—	—	(8,293)
Exchange differences	(4,683)	(6)	(159)	(1,806)	(6,654)
31 December 2023	566,360	9,135	979	571,745	1,148,219
Accumulated depreciation and impairment
Beginning of financial year	39,570	2,023	445	—	42,038
Depreciation charge	20,847	1,637	19	—	22,503
Disposals	(5,722)	(108)	—	—	(5,830)
Impairment on disposal	5,000	—	—	—	5,000
Exchange differences	(968)	(4)	(152)	—	(1,124)
31 December 2023	58,727	3,548	312	—	62,587
Net book value	507,633	5,587	667	571,745	1,085,632

Due to business combination with Eneti, the Group’s property, plant, and equipment increased by EUR 441.5 million in 2023. This primarily comprised the Operating Vessels Wind Scylla and Wind Zaratan (EUR 205,879 and EUR 86,927, respectively) and the newbuilds under construction, the M-Class down payments for EUR 144 million.

Additions during 2023 are mainly driven by down payments of EUR 42 million for the new P-class installation vessels (EUR 15.4 million), the new A-class foundation installation vessels (EUR 3.8 million) and instalments for the main cranes for both Wind Orca (EUR 16.0 million) and Wind Osprey (EUR 6.8 million), represented above on Assets under Construction. In addition, Assets under Construction contains EUR 7.6 million worth of guarantee fees to BW Group related to the A-class and P-class newbuild vessels as well as EUR 5.7 million of assets related to future projects that have not yet started.

Borrowing costs for 2023 has been capitalised for a total of EUR 7.1 million (2022: EUR 4.2 million). The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the Company’s general borrowings during the reported period, in this case 5.5% (2022: 5.7)%.

Disposals during 2023 are mainly driven by the main cranes upgraded in both O-Class vessels, as well as impairment recognised. For further details, please refer to Note 5.

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2022
Beginning of financial year	258,148	1,983	536	158,734	419,401
Additions	15,105	5,281	—	208,455	228,841
Transfer from assets under construction	9,029	1,997	—	(11,026)	—
31 December 2022	282,282	9,261	536	356,163	648,242
Accumulated depreciation
Beginning of financial year	19,629	300	386	—	20,315
Depreciation charge	19,941	1,723	59	—	21,723
31 December 2022	39,570	2,023	445	—	42,038
Net book value	242,712	7,238	91	356,163	606,204

Additions during 2022 are mainly driven by down payments for EUR 167 million of the two new A-class foundation installation vessels and instalments for the main cranes for both Wind Orca (EUR 10.7 million) and Wind Osprey (EUR 16.3 million), represented above on Assets under Construction. There was also a transfer from assets under construction to additions for EUR 11 million, of which EUR 9 million due to the capitalisation of vessel equipment.

Borrowing costs for 2022 has been capitalised for a total of EUR 4.2 million. The capitalisation rate used to determine the amount of borrowing costs to be capitalised is the weighted average interest rate applicable to the Company’s general borrowings during the reported period, in this case 5.7%.

			Other fixtures	Assets under
EUR’000	Vessels	Dry Dock	and fittings	Construction	Total
Cost 2021
Beginning of financial year	255,030	1,050	379	—	256,459
Additions	3,118	933	157	158,734	162,942
31 December 2021	258,148	1,983	536	158,734	419,401
Accumulated depreciation
Beginning of financial year	3,853	—	280	—	4,133
Depreciation charge	15,776	300	106	—	16,182
31 December 2021	19,629	300	386	—	20,315
Net book value	238,520	1,683	150	158,734	399,087

Additions during 2021 are mainly driven by down payments for EUR 137 million of the two new P- Class WTIVs and new crane for Wind Orca (EUR 7 million), represented above on Assets under Construction.

Impairment Test on vessels (excluding goodwill)

The Company has neither identified internal nor external impairment indicators. However, on a voluntary basis management performs an impairment test every year. For the purpose of testing the Group’s vessels the impairment test is performed on a vessel-by-vessel basis.

The Company is applying both fair value less costs of disposal (FVLCOD) to determine the arm’s length sale price of an asset at the measurement date and the value-in-use (VIU) method for estimating the expected future cash flows that the asset in the current condition will produce. The VIU method assumes the asset will be recovered principally through its continuing use.

The impairment test involves estimating both FVLCOD and VIU and comparing the higher amount to the asset’s carrying amount. The Group has two CGUs being the transport and installation of offshore wind turbine generators and foundations vessels (WTGFIV), comprising Cadeler’s O-class vessels and Scylla; and the maintenance of offshore wind turbine generators (O&MV) cash-generating units, comprising Zaratan. As of 31 December 2023, Management tested the carrying amount of its two CGUs including goodwill for impairment, cf. note 17, and each vessel on a stand-alone basis as described below.

Independent market values on each vessel

Two independent evaluations of the market value of the two O-class vessels were received in the second half of 2023. The first evaluation was made the 9 November 2023 by Clarksons Valuations Limited for an estimation of USD 400-440 million (corresponding to EUR 377-415 million), which is 67-84% higher than the carrying amount. The second vessel evaluation was made the 13 November 2023 by Fearnleys Asia (Singapore) Pte Ltd for an estimation of USD 332 million (corresponding to EUR 313 million), which is 34% higher than the carrying amount. In addition, two independent evaluations of the market value of Wind Scylla were received in November 2023. The first evaluation was made by Clarksons Valuations Limited for an estimation of USD 225-240 million (corresponding to EUR 203-217 million), which is 5% higher than the carrying amount. The second vessel evaluation was made by Pareto for an estimation of USD 285-295 million (corresponding to EUR 258-267 million), which is 25-29% higher than the carrying amount.

Two independent evaluations of the market value of Wind Zaratan were performed in the second half of 2023. The first evaluation was made by Clarksons Valuations Limited for an estimation of USD 95-115 million (corresponding to EUR 86-104 million), which is 21% higher than the carrying amount. The second vessel evaluation was made by Pareto for an estimation of USD 95-105 million (corresponding to EUR 86-95 million), which is 10% higher than the carrying amount.

The impairment assessment involves comparing net book values with broker valuations. The net book value is below the broker valuations, hence there is headroom all vessels. Management assesses key input inputs used in the independent evaluations to support no impairment indicators as explained below.

VIU calculation

As of December 2023, Management has prepared a value-in-use calculation for the vessels. For the acquired vessels in December 2023, management relied on input from DCF models in connection with accounting for the business combination, cf. note 6.

The discounted cash flow period has been calculated from the remaining useful life of the vessel as this is deemed most representative for the actual value of the vessels.

The VIU is calculated based on cash flow projections in financial budgets and business plans as follows:

–	From 2024 revenue is based on a combination of signed contracts and market estimated day rates and utilisation for O-class vessels (using externally available information) and a yearly increase of 2%.
–	OPEX includes expected 2024 levels (using internal forecasts) plus an increase for inflation on following years and CAPEX includes full investment on crane upgrades based on investment budget.

The discount rate used in the calculation is based on a Weighted Average Cost of Capital (WACC) of 9.5% after tax, (8% after tax in 2022 and 8.5% after tax in 2021). As the Company is subject to the tonnage tax regime, the tax consideration in the WACC calculation for impairment of a vessel is immaterial. Therefore, the before and after tax WACC remain the same for impairment testing purposes. WACC is calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure are the key parameters.

The calculation showed no need for impairment as the future value of cashflows were higher than the Net Book Value of the vessels.

A sensitivity analysis was also undertaken assuming an increase or decrease in the WACC by 1% as well as an increase or decrease in the revenue by EUR 20 thousand per day. Within this sensitivity analysis the calculations also showed no need for impairment as the future value of cashflows were higher than the Net Book Value of the vessels.

The value in use test further showed that headroom is calculated with respect to the investment in new cranes.

Newbuilds

As for the newbuilds vessels it is management opinion that current signed contracts and the expected day rates in the future support no impairment indicators.

The discount rate used in the calculation is based on a Weighted Average Cost of Capital (WACC) of 9.5% after tax, (8% after tax in 2022 and 8.5% after tax in 2021). As the Company is subject to the tonnage tax regime, the tax consideration in the WACC calculation for impairment of a vessel is immaterial. Therefore, the before and after tax WACC remain the same for impairment testing purposes.

WACC is calculated by using a standard WACC model in which cost of equity, cost of debt and capital structure are the key parameters.

The calculation showed no need for impairment as the future value of cashflows were higher than the Net Book Value of the vessels.

A sensitivity analysis was also undertaken assuming an increase or decrease in the WACC by 1% as well as an increase or decrease in the revenue by EUR 20 thousand per day. Within this sensitivity analysis the calculations also showed no need for impairment as the future value of cashflows were higher than the Net Book Value of the vessels.

Sufficient headroom is calculated with respect to the investment in new cranes.

The impairment assessment for Wind Scylla and Wind Zaratan involves comparing their net book values with broker valuations. The net book value is below the broker valuations, hence there is sufficient headroom for the S-Class and Z-Class vessels. As for all the newbuilds vessels it is management opinion that current signed contracts and the expected day rates in the future support the agreed purchase prices of the vessels.